INTEREST AND OTHER FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest And Other Financing Costs [Abstract]
Interest	$ 324.8	$ 372.4
Prepayment penalties for early note redemption	49.3	35.5
Other loss on extinguishment of debt		133.2
Amortization of deferred financing costs	21.7	36.1
Accretion of landfill closure and post-closure obligations	14.4	6.9
Other finance costs	23.9	13.5
Interest and other finance costs	$ 434.1	$ 597.6